Submission	Aug. 05, 2024
Submission [Line Items]
Central Index Key	0001676725
Registrant Name	IDEAYA Biosciences, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES